LONG TERM DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
New Dragonfly
LONG TERM DEBT

NOTE 5 – LONG TERM DEBT

Financing - Trust Indenture

On November 24, 2021, the Company entered into agreements to issue $45,000 in fixed rate senior notes (Series 2021-6 Notes) pursuant to a Trust Indenture held by UMB Bank, as trustee and disbursing agent, and Newlight Capital, LLC as servicer. The trust and debt documents also require a Lender Collateral Residual Value Insurance Policy (the “Insurance Policy”, with UMB Bank as named insured for $45,000), and a placement agent, which is Tribe Capital Markets, LLC.

On the closing date of the financing, the Company received a wire for $35,474, which is comprised of the gross proceeds of $45,000 less $3,188 in deposits to certain reserve accounts (see “Reserve Accounts” below), and $6,338 in expenses withdrawn from the gross proceeds, which included $4,725 in prepaid policy premiums and related costs underlying the Insurance Policy (see “Collateral” below), a prepaid loan monitoring fee of $60 and $1,553 in debt issuance costs.

The obligation for the Series 2021-6 Notes underlying the Trust Indenture is $45,000 in principal on the date of the closing of the financing. The debt bears interest at 5.50% per annum accruing monthly on a 360-day basis. Late payments will be subject to a $50 late fee and default interest based on a rate 5 percentage points above the applicable interest immediately prior to such default. The Company is making interest-only payments on the unpaid principal amount in arrears, commencing December 1, 2021 and ending on November 1, 2022 (for interest accruing from the Closing Date through October 31, 2022). Beginning on December 1, 2022, the Company will repay the debt in twenty-four equal installments of principal in the amount of $1,875, plus accrued interest on the unpaid principal amount. Any remaining obligations will be due and payable on November 1, 2024 (the “Maturity Date”).

NOTE 5 – LONG TERM DEBT (CONTINUED)

The obligations under the Trust Indenture will be deemed to be repaid or prepaid to the same extent, in the same amounts and at the same times, as the Series 2021-6 Notes are redeemed with funds provided except for payments made from the proceeds of the Insurance Policy (see “Collateral” below) as such funds must be reimbursed by the Company to the insurer.

During the six months ended June 30, 2022, a total of $1,254, respectively, of interest expense was incurred under the debt. Amortization of the debt issuance costs under the interest method amounted to $1,197 during the six months ended June 30, 2022. The net balance of $40,124 at June 30, 2022 consists of $45,000 in principal less $4,876 in unamortized debt discount.

Reserve Accounts

Initial deposits into the reserve accounts consisted of the following items:

Payment Reserve Fund	$3,044
Capitalized Interest Fund	144
Total	$3,188

The Payment Reserve Fund is a debt service fund to be maintained by UMB Bank, and the initial deposit is equal to the maximum amount of monthly interest and principal debt service payment due on the Series 2021-6 notes, plus interest earned on special redemptions (redemptions related to certain defaults on the debt). These funds may be utilized by UMB Bank to fund certain shortfalls and a special redemption, but otherwise such funds are released pro rata to the Company based on principal payments made by the Company on the Series 2021-6 Notes. Since this is a deposit account maintained by the trustee and restricted for release upon the occurrence of future events, this deposit will be treated as restricted cash. The balance at June 30, 2022 remained at $3,044.

The Capitalized Interest Fund was created to hold the interest that will accrue from the closing date until the first payment due on December 15, 2021. The initial deposit, therefore, was treated as prepaid interest. These funds were utilized to pay the interest incurred through that first payment date, therefore the balance as of June 30, 2022 was $0.

Both above funds, to the extent that they are deposited into interest-bearing accounts, will earn interest that UMB Bank will transfer into an Interest Earnings Fund, which funds will be held in escrow until the earlier of maturity or when the debt obligations are paid in full (assuming no events of default). There were no funds deposited into interest-bearing accounts at June 30, 2022 or December 31, 2021.

Financial Covenants

The Company is subject to certain financial covenants which include maintaining minimum adjusted EBITDA, Capital Expenditures and Minimum Fixed Charge Coverage Ratio requirements.

The Company was in compliance with all financial covenants as of June 30, 2022 and December 31, 2021.

Long Term Debt Maturities

At June 30, 2022, the future debt maturities are as follows:

2022	$1,875
2023	22,500
2024	20,625
Total	45,000
Less: Unamortized debt issuance costs, noncurrent	(4,876)
Total debt	40,124
Less: current portion of debt, net of debt discount	(5,212)
Total long‑term debt	$34,912

NOTE 5 — LONG TERM DEBT

Financing — Trust Indenture

On November 24, 2021, the Company entered into agreements to issue $45,000 in fixed rate senior notes (Series 2021-6 Notes) pursuant to a Trust Indenture held by UMB Bank, as trustee and disbursing agent, and Newlight Capital, LLC as servicer. The trust and debt documents also require a Lender Collateral Residual Value Insurance Policy (the “Insurance Policy”, with UMB Bank as named insured for $45,000), and a placement agent, which is Tribe Capital Markets, LLC.

On the closing date of the financing, the Company received a wire for $35,474, which is comprised of the gross proceeds of $45,000 less $3,188 in deposits to certain reserve accounts (see “Reserve Accounts” below), and $6,338 in expenses withdrawn from the gross proceeds, which included a prepaid loan monitoring fee of $60, $4,725 in prepaid policy premiums and related costs underlying the Insurance Policy (see “Collateral” below) included in debt issuance costs, and $1,553 in other debt issuance costs.

NOTE 5 — LONG TERM DEBT (continued)

The obligation for the Series 2021-6 Notes underlying the Trust Indenture is $45,000 in principle on the date of the closing of the financing. The debt bears interest at 5.50% per annum accruing monthly on a 360-day basis. Late payments will be subject to a $50 late fee and default interest based on a rate 5 percentage points above the applicable interest immediately prior to such default. The Company will make interest-only payments on the unpaid principal amount in arrears, commencing December 1, 2021 and ending on November 1, 2022 (for interest accruing from the Closing Date through October 31, 2022). Beginning on December 1, 2022, the Company will repay the debt in twenty-four equal installments of principal in the amount of $1,875, plus accrued interest on the unpaid principal amount. Any remaining obligations will be due and payable on November 1, 2024.

The obligations under the Trust Indenture will be deemed to be repaid or prepaid to the same extent, in the same amounts and at the same times, as the Series 2021-6 Notes are redeemed with funds provided except for payments made from the proceeds of the Insurance Policy (see “Collateral” below) as such funds must be reimbursed by the Company to the insurer.

During the year ended December 31, 2021, a total of $390 of interest expense was incurred under the debt. Amortization of the debt issuance costs under the interest method amounted to $77 during the year ended December 31, 2021.

Reserve Accounts

Deposits into the reserve accounts consisted of the following items:

Payment Reserve Fund	$3,044
Capitalized Interest Fund	144
Total	$3,188

The Payment Reserve Fund is a debt service fund to be maintained by UMB Bank, and the initial deposit is equal to the maximum amount of monthly interest and principal debt service payment due on the Series 2021-6 notes, plus interest earned on special redemptions (see Special Redemptions below). These funds may be utilized by UMB Bank to fund certain shortfalls and a special redemption, but otherwise such funds are released pro rata to the Company based on principal payments made by the Company on the Series 2021-6 Notes. Since this is a deposit account maintained by the trustee and restricted for release upon the occurrence of future events, this deposit will be treated as restricted cash.

The Capitalized Interest Fund was created to hold the interest that will accrue from the closing date until the first payment due on December 15, 2021. The initial deposit, therefore, was treated as prepaid interest. These funds were utilized to pay the interest incurred through that first payment date

Both above funds, to the extent that they are deposited into interest-bearing accounts, will earn interest that UMB Bank will transfer into an Interest Earnings Fund, which funds will be held in escrow until the earlier of maturity or when the debt obligations are paid in full (assuming no events of default). There were no funds deposited into interest-bearing accounts for the period ended December 31, 2021.

NOTE 5 — LONG TERM DEBT (continued)

Special Redemptions

If the Company fails to make a scheduled payments of principal and interest as required under the loan agreements on the due dates, and fails to cure such non-payment within 10 days, UMB Bank may, upon the direction of the registered noteholders of at least 75% of the principal amount outstanding under the Series 2021-6 Notes, declare that an event of “Special Redemption” has occurred, and such failure shall trigger the provisions of the Insurance Policy. These provisions include filing of a claim notice with the insurer, withdrawal of the unpaid amount from the Payment Reserve Fund and pay such amount to the holders of those Series 2021-6 Notes, and acceleration of the Series 2021-6 Notes that remain outstanding after the payment.

Collateral

As collateral for payment of the debt and certain obligations related to performance under the Trust Indenture and related transaction documents, the Company and the guarantors granted to Newlight Capital, LLC, as representative and for the benefit of UMB Bank a continuing security interest in all substantially all of the assets of the Company.

Under the terms of the Trust Indenture, the Insurance Policy is required as additional collateral guaranteeing the payments under the debt by the Company. The Company determined this was not a direct incremental cost of the financing. The premium costs were recognized as a debt issuance cost. The term of the policy aligns with the term of the debt (three years, unless reduced due to default provisions). The secured party (UMB Bank, as trustee) would not have the right to sell or repledge either the intellectual property or the insurance collateral unless and until the Company defaults and a claim is made.

Loan Monitoring Fees

The Company will incur ongoing monitoring service by NewLight Capital LLC for 24 months at $180 total expense. These services entail monitoring of financial records and information related to collateral enforcement on an ongoing basis. The $60 prepayment funded at closing was recognized as a prepaid expense and will be amortized straight-line over the first 8 months of the agreement.

Financial Covenants

The Company must comply with certain financial covenants, including minimum adjusted EBITDA, capital expenditures and minimum fixed charge coverage ratio. These covenants are not effective as of December 31, 2021 but will begin to take effect with the fiscal quarter ending March 31, 2022.

Long-Term Debt Maturities

At December 31, 2021, the future debt maturities are as follows:

2022	$1,875
2023	22,500
2024	20,625
Total	45,000
Less: Unamortized debt issuance costs	(6,072)
Total debt	38,928
Less: current portion of debt	(1,875)
Total long-term debt	$37,053